Hedging derivatives - Schedule of maturity profile of hedging instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 511,727	€ 418,294	€ 386,843
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	33,405	19,038	19,019
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	31,685	35,624	30,406
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	145,627	112,546	94,209
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	257,116	222,777	211,876
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	43,894	28,309	31,333
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	308,897	241,792	214,473
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	9,791	6,862	6,588
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	15,953	14,535	9,811
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	88,519	59,170	37,723
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	163,086	139,486	136,223
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	31,548	21,739	24,128
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	290,152	225,377	190,513
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	8,725	6,266	5,120
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,680	13,749	8,822
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	85,981	56,860	34,074
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	154,440	131,323	120,829
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	26,326	17,179	21,668
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	108,435	92,491	87,477
Fair value hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,877	2,013	2,535
Fair value hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,261	2,104	3,005
Fair value hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	19,788	16,045	8,854
Fair value hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	61,440	59,952	56,868
Fair value hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	20,069	12,377	16,215
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	168,280	122,891	88,059
Fair value hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,033	4,163	2,492
Fair value hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	7,652	11,421	5,039
Fair value hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	64,102	39,873	23,511
Fair value hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	87,473	65,453	54,786
Fair value hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,020	1,981	2,231
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,411	4,331	4,492
Fair value hedges | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,054	566	556
Fair value hedges | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	717	678	741
Fair value hedges | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	469	619	2,448
Fair value hedges | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	112	50	0
Fair value hedges | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,059	2,418	747
Fair value hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,240	1,913	3,745
Fair value hedges | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,054	566	556
Fair value hedges | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	717	678	741
Fair value hedges | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	469	619	2,448
Fair value hedges | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	50	0
Fair value hedges | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	2,059	2,418	747
Fair value hedges | Currency risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Currency risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,059	2,418	747
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,739	12,084	19,412
Fair value hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	12	30	912
Fair value hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	511	108	238
Fair value hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,019	1,691	1,193
Fair value hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,034	8,113	15,356
Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,163	2,142	1,713
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	882	1,218	905
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	43	0	0
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	321	405
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	491	535	192
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	348	362	308
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,838	1,093
Fair value hedges | Interest rate and exchange rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	106	21
Fair value hedges | Interest rate and exchange rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	104	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,052	973
Fair value hedges | Interest rate and exchange rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	576	99
Fair value hedges | Interest rate and exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount			8,679
Fair value hedges | Interest rate and exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Interest rate and exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Interest rate and exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Interest rate and exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount			8,679
Fair value hedges | Interest rate and exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	11,019	9,773	9,522
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	12	30	912
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	361	87	238
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,915	1,370	788
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,491	6,605	6,188
Fair value hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,240	1,681	1,396
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount			56
Fair value hedges | Credit risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Credit risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount			10
Fair value hedges | Credit risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount			8
Fair value hedges | Credit risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount			38
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Credit risk | Credit default swaps
Disclosure of detailed information about hedged items [line items]
Notional amount			56
Fair value hedges | Credit risk | Credit default swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Credit risk | Credit default swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount			10
Fair value hedges | Credit risk | Credit default swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount			8
Fair value hedges | Credit risk | Credit default swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount			38
Fair value hedges | Credit risk | Credit default swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Fair value hedges | Base risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Fair value hedges | Base risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Fair value hedges | Base risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Base risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Fair value hedges | Base risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	95
Fair value hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	45
Fair value hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	50
Fair value hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	95
Fair value hedges | Equity risk | Equity swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk | Equity swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	45
Fair value hedges | Equity risk | Equity swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	50
Fair value hedges | Equity risk | Equity swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Equity risk | Equity swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	179,271	157,796	149,756
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	19,696	7,873	10,182
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	10,088	16,149	15,202
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	43,111	43,913	41,514
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	94,030	83,291	75,653
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	12,346	6,570	7,205
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	134,503	97,780	81,626
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	14,628	4,467	5,546
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	7,932	6,859	7,424
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	30,390	30,846	30,568
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	75,459	53,038	36,501
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,094	2,570	1,587
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	43,081	37,864	55,886
Cash flow hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,816	3,191	2,292
Cash flow hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,666	2,876	4,877
Cash flow hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	5,950	14,108	28,103
Cash flow hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	32,654	16,793	20,568
Cash flow hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	995	896	46
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	63,582	53,705	20,784
Cash flow hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,330	1,050	1,175
Cash flow hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,190	3,553	2,471
Cash flow hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	14,896	15,755	1,196
Cash flow hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	34,841	31,942	14,728
Cash flow hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,325	1,405	1,214
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	6,621	3,020	2,027
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	6,621	0	2,027
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	3,020	0
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	30,653	34,823	34,973
Cash flow hedges | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,982	2,655	3,777
Cash flow hedges | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,377	7,087	4,295
Cash flow hedges | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8,765	6,607	4,452
Cash flow hedges | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,703	16,711	19,940
Cash flow hedges | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,826	1,763	2,509
Cash flow hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,286	11,160	10,754
Cash flow hedges | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,594	2,013	1,996
Cash flow hedges | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,310	2,344	2,487
Cash flow hedges | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	5,382	4,617	1,982
Cash flow hedges | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,186	4,289
Cash flow hedges | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Currency risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,957	20,043	20,005
Cash flow hedges | Currency risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	133	642	1,313
Cash flow hedges | Currency risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	66	2,209	1,809
Cash flow hedges | Currency risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,383	1,990	2,470
Cash flow hedges | Currency risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,704	14,525	13,028
Cash flow hedges | Currency risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,671	677	1,385
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,724	12,217	16,175
Cash flow hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,086	407	182
Cash flow hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	778	1,547	509
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,785	2,270	3,982
Cash flow hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,813	7,187	10,294
Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,262	806	1,208
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,092	2,847	3,361
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	997	0	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	80	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	395	0	659
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,260	2,575	2,468
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	440	192	234
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	8,632	9,370	12,814
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,090	407	182
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	778	1,467	509
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,389	2,270	3,323
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,553	4,612	7,826
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	822	614	974
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,316	12,908	16,924
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	344	677
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	656	2,974
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	153	4,182	2,505
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	6,296	8,870
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,163	1,430	1,898
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount		12,495	14,096
Cash flow hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		318	483
Cash flow hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		618	951
Cash flow hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		3,833	1,895
Cash flow hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		6,296	8,869
Cash flow hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		1,430	1,898
Cash flow hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,163
Cash flow hedges | Inflation risk | Inflation swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Inflation risk | Inflation swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Inflation risk | Inflation swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Inflation risk | Inflation swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Inflation risk | Inflation swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,163
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	75	68	58
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1	0	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	18	8	7
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	55	59	48
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1	1	3
Cash flow hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	75
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	75	68	58
Cash flow hedges | Equity risk | Option | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | Option | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1	0	0
Cash flow hedges | Equity risk | Option | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	18	8	7
Cash flow hedges | Equity risk | Option | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	55	59	48
Cash flow hedges | Equity risk | Option | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1	1	3
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Hedges of net investments in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,918	4,303	2,249
Hedges of net investments in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,644	4,940	5,393
Hedges of net investments in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13,997	9,463	14,972
Hedges of net investments in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Hedges of net investments in foreign operations | Currency risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,918	4,303	2,249
Hedges of net investments in foreign operations | Currency risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,644	4,940	5,393
Hedges of net investments in foreign operations | Currency risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13,997	9,463	14,972
Hedges of net investments in foreign operations | Currency risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Hedges of net investments in foreign operations | Currency risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,918	4,303	2,249
Hedges of net investments in foreign operations | Currency risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,644	4,940	5,393
Hedges of net investments in foreign operations | Currency risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	13,997	9,463	14,972
Hedges of net investments in foreign operations | Currency risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Currency risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0